COMMON SHARES AND TREASURY SHARES - Percentage of share capital held as treasury shares (Details) - Treasury shares at nominal value	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Percentage of share capital held as treasury shares, beginning of period	0.60%	0.70%	0.40%
Additions	0.00%	0.00%	0.20%
Dilution, due to capital increases	0.00%	(0.10%)	0.10%
Percentage of share capital held as treasury shares, end of period	0.60%	0.60%	0.70%